Details of Significant Accounts - Summary of Deferred Income Tax Assets Or Liabilities As a Result of Temporary Differences (Details) - Temporary Differences $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Beginning balance		$ 79	$ 81	$ 164
Recognized in profit or loss				83
Recognized in other comprehensive income		3	2
Ending balance	$ 3	$ 76	$ 79	$ 81